Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenue	$ 19,984,897	$ 8,303,274	$ 35,412,306	$ 14,326,434
Operating expenses:
Cost of revenues	(4,686,379)	(3,563,660)	(9,013,739)	(7,367,528)
General and administrative expenses	(7,397,955)	(5,496,617)	(14,883,003)	(12,184,292)
Selling and marketing expenses	(2,147,081)	(1,818,984)	(4,190,137)	(3,067,288)
Research and development expenses	(907,971)	(479,810)	(1,924,463)	(1,111,242)
Other expenses	(5,258,797)	(1,778,786)	(9,968,423)	(3,339,127)
Other income	278,104	47,018	778,630	204,889
Total operating expenses	(20,120,079)	(13,090,839)	(39,201,135)	(26,864,588)
Loss from operations	(135,182)	(4,787,565)	(3,788,829)	(12,538,154)
Financial expense, net	(4,043,937)	(4,421,682)	(7,816,856)	(6,740,357)
Loss on debt extinguishment	(8,322,400)		(8,322,400)
Loss before income tax expense	(12,501,519)	(9,209,247)	(19,928,085)	(19,278,511)
Income tax expense
Net loss	(12,501,519)	(9,209,247)	(19,928,085)	(19,278,511)
Net loss attributable to stockholders	$ (12,501,519)	$ (9,209,247)	$ (19,928,085)	$ (19,278,511)
Net loss per share
Weighted average shares used to compute basic net loss per share (in Shares)	86,132,077	77,064,709	86,021,326	73,957,742
Weighted average shares used to compute diluted net loss per share (in Shares)	86,132,077	77,064,709	86,021,326	73,957,742
Net loss per common share – basic (in Dollars per share)	$ (0.15)	$ (0.12)	$ (0.23)	$ (0.26)
Net loss per common share – diluted (in Dollars per share)	$ (0.15)	$ (0.12)	$ (0.23)	$ (0.26)
Other comprehensive loss
Total comprehensive loss	$ (12,501,519)	$ (9,209,247)	$ (19,928,085)	$ (19,278,511)